Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
March 31, 2024
VIPBAL-NPRT1-0524
1.799884.120
Common Stocks - 62.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,200,000	21,120,000
Cellnex Telecom SA (a)	36,900	1,305,327
Liberty Global Ltd. Class C	80,363	1,417,603
		23,842,930
Entertainment - 1.1%
Capcom Co. Ltd.	61,600	1,149,964
Netflix, Inc. (b)	34,558	20,988,110
Roku, Inc. Class A (b)	19,700	1,283,849
Sea Ltd. ADR (b)	157,500	8,459,325
Spotify Technology SA (b)	10,700	2,823,730
Take-Two Interactive Software, Inc. (b)	11,918	1,769,704
The Walt Disney Co.	247,632	30,300,252
TKO Group Holdings, Inc.	71,094	6,143,233
Ubisoft Entertainment SA (b)	117,500	2,472,549
		75,390,716
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (b)	840,260	126,820,442
Class C (b)	137,940	21,002,744
Epic Games, Inc. (b)(c)(d)	1,812	1,087,200
Match Group, Inc. (b)	129,700	4,705,516
Meta Platforms, Inc. Class A	289,142	140,401,572
Snap, Inc. Class A (b)	460,449	5,285,955
		299,303,429
Media - 0.3%
Altice U.S.A., Inc. Class A (b)	1,017,309	2,655,176
Charter Communications, Inc. Class A (b)	13,000	3,778,190
Comcast Corp. Class A	141,609	6,138,750
Liberty Broadband Corp. Class A (b)	111,100	6,346,032
Paramount Global Class B (e)	22,400	263,648
		19,181,796
TOTAL COMMUNICATION SERVICES		417,718,871
CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.1%
Adient PLC (b)	106,800	3,515,856
Aptiv PLC (b)	54,000	4,301,100
		7,816,956
Automobiles - 0.5%
Tesla, Inc. (b)	217,700	38,269,483
Broadline Retail - 3.0%
Amazon.com, Inc. (b)	1,177,100	212,325,298
Etsy, Inc. (b)	39,700	2,728,184
		215,053,482
Distributors - 0.1%
LKQ Corp.	99,600	5,319,636
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (b)	40,900	6,746,864
Booking Holdings, Inc.	4,400	15,962,672
Caesars Entertainment, Inc. (b)	99,000	4,330,260
Churchill Downs, Inc.	58,400	7,227,000
Domino's Pizza, Inc.	14,200	7,055,696
Flutter Entertainment PLC (b)	15,900	3,168,766
Marriott International, Inc. Class A	54,500	13,750,895
McDonald's Corp.	15,900	4,483,005
Red Rock Resorts, Inc.	29,600	1,770,672
Restaurant Brands International, Inc.	69,200	5,495,437
Sweetgreen, Inc. Class A (b)	11,200	282,912
Yum! Brands, Inc.	102,100	14,156,165
		84,430,344
Household Durables - 0.1%
D.R. Horton, Inc.	5,200	855,660
Mohawk Industries, Inc. (b)	28,100	3,678,009
		4,533,669
Leisure Products - 0.0%
Brunswick Corp.	23,600	2,277,872
Specialty Retail - 1.2%
Burlington Stores, Inc. (b)	14,600	3,389,974
Cazoo Group Ltd. (b)(c)	28	336
Cazoo Group Ltd.:
warrants (b)	30	14
warrants (b)	33	5
warrants (b)	37	3
Foot Locker, Inc.	37,300	1,063,050
Lowe's Companies, Inc.	126,800	32,299,764
The Home Depot, Inc.	41,708	15,999,189
TJX Companies, Inc.	288,980	29,308,352
Valvoline, Inc. (b)	84,300	3,757,251
		85,817,938
Textiles, Apparel & Luxury Goods - 0.4%
Levi Strauss & Co. Class A	113,000	2,258,870
NIKE, Inc. Class B	151,130	14,203,197
PVH Corp.	60,500	8,506,905
Tapestry, Inc.	166,300	7,895,924
		32,864,896
TOTAL CONSUMER DISCRETIONARY		476,384,276
CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (b)	8,300	2,526,686
Brown-Forman Corp. Class B (non-vtg.)	37,500	1,935,750
Celsius Holdings, Inc. (b)	10,100	837,492
Constellation Brands, Inc. Class A (sub. vtg.)	39,900	10,843,224
Diageo PLC	63,200	2,338,540
Keurig Dr. Pepper, Inc.	200,317	6,143,722
Monster Beverage Corp. (b)	181,552	10,762,403
PepsiCo, Inc.	100,000	17,501,000
The Coca-Cola Co.	471,000	28,815,780
		81,704,597
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	59,100	3,373,091
BJ's Wholesale Club Holdings, Inc. (b)	12,500	945,625
Costco Wholesale Corp.	50,100	36,704,763
Dollar Tree, Inc. (b)	16,000	2,130,400
Maplebear, Inc. (NASDAQ)	2,400	89,496
Sprouts Farmers Market LLC (b)	16,600	1,070,368
Target Corp.	59,200	10,490,832
U.S. Foods Holding Corp. (b)	99,100	5,348,427
Walmart, Inc.	420,600	25,307,502
		85,460,504
Food Products - 0.4%
Freshpet, Inc. (b)(e)	16,800	1,946,448
Lamb Weston Holdings, Inc.	36,500	3,888,345
McCormick & Co., Inc. (non-vtg.)	52,800	4,055,568
Mondelez International, Inc.	153,500	10,745,000
The Hershey Co.	12,700	2,470,150
The J.M. Smucker Co.	25,000	3,146,750
		26,252,261
Household Products - 0.6%
Procter & Gamble Co.	289,400	46,955,150
Personal Care Products - 0.3%
elf Beauty, Inc. (b)	16,900	3,312,907
Estee Lauder Companies, Inc. Class A	41,900	6,458,885
Kenvue, Inc.	347,400	7,455,204
Olaplex Holdings, Inc. (b)	443,400	851,328
		18,078,324
Tobacco - 0.1%
Altria Group, Inc.	241,500	10,534,230
TOTAL CONSUMER STAPLES		268,985,066
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (b)	140,900	2,813,773
Schlumberger Ltd.	77,400	4,242,294
Weatherford International PLC (b)	49,900	5,759,458
		12,815,525
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	2,127,047	3,705,903
Athabasca Oil Corp. (b)	1,392,000	5,374,597
Eco Atlantic Oil & Gas Ltd. (b)	156,500	16,753
Exxon Mobil Corp.	708,900	82,402,536
Galp Energia SGPS SA Class B	340,300	5,625,967
Hess Corp.	21,700	3,312,288
Imperial Oil Ltd.	232,400	16,029,775
Kosmos Energy Ltd. (b)	553,300	3,297,668
MEG Energy Corp. (b)	556,500	12,777,048
Phillips 66 Co.	75,726	12,369,085
Shell PLC ADR	180,100	12,073,904
Valero Energy Corp.	81,600	13,928,304
		170,913,828
TOTAL ENERGY		183,729,353
FINANCIALS - 8.4%
Banks - 2.9%
AIB Group PLC	482,860	2,450,471
Bank of America Corp.	533,994	20,249,052
Citigroup, Inc.	342,480	21,658,435
Citizens Financial Group, Inc.	132,300	4,801,167
DNB Bank ASA	158,900	3,148,288
Eurobank Ergasias Services and Holdings SA (b)	2,588,974	4,977,330
HDFC Bank Ltd.	110,155	1,921,371
JPMorgan Chase & Co.	400,723	80,264,817
KeyCorp	543,010	8,584,988
M&T Bank Corp.	52,375	7,617,420
Pathward Financial, Inc.	57,343	2,894,675
Piraeus Financial Holdings SA (b)	723,482	3,022,799
PNC Financial Services Group, Inc.	86,414	13,964,502
Starling Bank Ltd. Series D (b)(c)(d)	756,521	3,179,627
Wells Fargo & Co.	585,123	33,913,729
		212,648,671
Capital Markets - 1.7%
Bank of New York Mellon Corp.	215,154	12,397,173
BlackRock, Inc. Class A	18,685	15,577,685
Cboe Global Markets, Inc.	23,626	4,340,805
CME Group, Inc.	44,948	9,676,855
Interactive Brokers Group, Inc.	14,046	1,569,079
London Stock Exchange Group PLC	39,339	4,707,073
LPL Financial	26,510	7,003,942
MarketAxess Holdings, Inc.	29,381	6,441,784
Moody's Corp.	28,593	11,237,907
Morgan Stanley	258,049	24,297,894
State Street Corp.	75,986	5,875,238
StepStone Group, Inc. Class A	83,651	2,989,687
Tradeweb Markets, Inc. Class A	29,622	3,085,724
UBS Group AG	308,297	9,470,884
Virtu Financial, Inc. Class A	118,779	2,437,345
		121,109,075
Consumer Finance - 0.2%
Discover Financial Services	74,652	9,786,131
OneMain Holdings, Inc.	65,945	3,369,130
Shriram Finance Ltd.	106,028	3,000,796
		16,156,057
Financial Services - 2.2%
Apollo Global Management, Inc.	166,492	18,722,025
Berkshire Hathaway, Inc. Class A (b)	13	8,247,720
Block, Inc. Class A (b)	338,554	28,634,897
Corpay, Inc. (b)	18,637	5,750,260
Fiserv, Inc. (b)	87,499	13,984,090
Global Payments, Inc.	72,522	9,693,291
Jumo World Holding Ltd. (c)(d)	176,324	292,698
Jumo World Ltd. (b)(d)	176	0
MasterCard, Inc. Class A	22,573	10,870,480
UWM Holdings Corp. Class A (e)	357,158	2,592,967
Visa, Inc. Class A	196,787	54,919,316
Voya Financial, Inc.	43,792	3,237,105
		156,944,849
Insurance - 1.4%
Arthur J. Gallagher & Co.	54,685	13,673,437
Chubb Ltd.	68,152	17,660,228
Direct Line Insurance Group PLC	1,035,241	2,548,581
Everest Re Group Ltd.	20,160	8,013,600
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,147	8,781,835
Globe Life, Inc.	25,364	2,951,609
Hartford Financial Services Group, Inc.	124,957	12,876,819
Marsh & McLennan Companies, Inc.	71,694	14,767,530
Progressive Corp.	73,643	15,230,845
Prudential PLC	137,068	1,285,393
Unum Group	142,325	7,637,160
		105,427,037
TOTAL FINANCIALS		612,285,689
HEALTH CARE - 7.8%
Biotechnology - 1.0%
Gilead Sciences, Inc.	306,004	22,414,793
Moderna, Inc. (b)	128,200	13,660,992
Regeneron Pharmaceuticals, Inc. (b)	32,764	31,535,022
Vertex Pharmaceuticals, Inc. (b)	6,868	2,870,893
		70,481,700
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	50,418	5,730,510
Boston Scientific Corp. (b)	814,668	55,796,611
Intuitive Surgical, Inc. (b)	63,394	25,299,911
Penumbra, Inc. (b)	25,517	5,694,884
Shockwave Medical, Inc. (b)	22,000	7,163,860
Stryker Corp.	117,800	42,157,086
		141,842,862
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (b)	64,100	5,078,002
Cencora, Inc.	126,289	30,686,964
CVS Health Corp.	175,542	14,001,230
Surgery Partners, Inc. (b)	360,770	10,761,769
UnitedHealth Group, Inc.	130,209	64,414,392
		124,942,357
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (b)	21,152	793,835
Danaher Corp.	71,700	17,904,924
Sartorius Stedim Biotech	6,000	1,710,840
Thermo Fisher Scientific, Inc.	15,631	9,084,894
		29,494,493
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	284,147	19,250,959
Eli Lilly & Co.	104,533	81,322,493
Indivior PLC (b)	341,721	7,306,275
Merck & Co., Inc.	450,142	59,396,237
Royalty Pharma PLC	403,067	12,241,145
UCB SA	154,335	19,048,094
		198,565,203
TOTAL HEALTH CARE		565,326,615
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	160,700	10,996,701
Lockheed Martin Corp.	46,970	21,365,244
Northrop Grumman Corp.	16,870	8,074,994
RTX Corp.	57,077	5,566,720
Space Exploration Technologies Corp. Class A (b)(c)(d)	17,000	1,649,000
The Boeing Co. (b)	101,517	19,591,766
TransDigm Group, Inc.	11,100	13,670,760
		80,915,185
Air Freight & Logistics - 0.1%
FedEx Corp.	28,100	8,141,694
Building Products - 0.5%
Trane Technologies PLC	118,794	35,661,959
Construction & Engineering - 0.1%
Quanta Services, Inc.	34,500	8,963,100
Electrical Equipment - 0.7%
AMETEK, Inc.	155,053	28,359,194
Eaton Corp. PLC	66,500	20,793,220
		49,152,414
Ground Transportation - 0.8%
CSX Corp.	396,862	14,711,674
Old Dominion Freight Lines, Inc.	88,400	19,387,004
Uber Technologies, Inc. (b)	152,847	11,767,691
Union Pacific Corp.	60,700	14,927,951
		60,794,320
Industrial Conglomerates - 0.5%
General Electric Co.	213,189	37,421,065
Machinery - 1.7%
Caterpillar, Inc.	56,925	20,859,028
Deere & Co.	15,100	6,202,174
Dover Corp.	120,200	21,298,238
Fortive Corp.	203,140	17,474,103
Ingersoll Rand, Inc.	266,900	25,342,155
Parker Hannifin Corp.	62,101	34,515,115
		125,690,813
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	73,800	3,532,806
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	436,119	4,378,635
TOTAL INDUSTRIALS		414,651,991
INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. Class A	19,600	2,260,860
IT Services - 0.6%
Capgemini SA	49,800	11,459,911
EPAM Systems, Inc. (b)	28,400	7,842,944
MongoDB, Inc. Class A (b)	33,100	11,870,984
Snowflake, Inc. (b)	33,000	5,332,800
Twilio, Inc. Class A (b)	87,800	5,368,970
		41,875,609
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (b)	117,100	21,135,379
ASML Holding NV (Netherlands)	17,600	17,062,528
Astera Labs, Inc. (k)	8,300	615,777
Astera Labs, Inc.	77,929	5,781,553
Lattice Semiconductor Corp. (b)	84,800	6,633,904
Marvell Technology, Inc.	188,572	13,365,983
Micron Technology, Inc.	339,300	40,000,077
NVIDIA Corp.	294,300	265,917,708
NXP Semiconductors NV	65,512	16,231,908
ON Semiconductor Corp. (b)	191,900	14,114,245
Renesas Electronics Corp.	428,400	7,634,370
SolarEdge Technologies, Inc. (b)	124,400	8,829,912
Taiwan Semiconductor Manufacturing Co. Ltd.	1,048,000	25,107,289
Teradyne, Inc.	47,800	5,393,274
		447,823,907
Software - 7.9%
Adobe, Inc. (b)	81,500	41,124,900
Autodesk, Inc. (b)	64,800	16,875,216
CCC Intelligent Solutions Holdings, Inc. (b)(c)	36,613	437,891
Elastic NV (b)	58,800	5,894,112
Five9, Inc. (b)	87,600	5,440,836
HubSpot, Inc. (b)	22,900	14,348,224
Intuit, Inc.	44,200	28,730,000
Microsoft Corp.	905,500	380,961,957
Salesforce, Inc.	146,600	44,152,988
Stripe, Inc. Class B (b)(c)(d)	19,953	498,027
Synopsys, Inc. (b)	32,800	18,745,200
Tenable Holdings, Inc. (b)	94,100	4,651,363
Workday, Inc. Class A (b)	38,800	10,582,700
		572,443,414
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,219,064	209,045,095
Samsung Electronics Co. Ltd.	177,650	10,634,887
Wiwynn Corp.	30,000	2,052,997
		221,732,979
TOTAL INFORMATION TECHNOLOGY		1,286,136,769
MATERIALS - 1.5%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	18,503	4,482,722
Cabot Corp.	25,000	2,305,000
Celanese Corp. Class A	17,400	2,990,364
Corteva, Inc.	79,200	4,567,464
Dow, Inc.	124,800	7,229,664
DuPont de Nemours, Inc.	28,950	2,219,597
Ecolab, Inc.	33,800	7,804,420
Element Solutions, Inc.	54,100	1,351,418
Koppers Holdings, Inc.	16,400	904,788
Linde PLC	57,670	26,777,334
LyondellBasell Industries NV Class A	36,300	3,712,764
Olin Corp.	29,530	1,736,364
Sherwin-Williams Co.	14,200	4,932,086
The Chemours Co. LLC	116,400	3,056,664
The Mosaic Co.	50,800	1,648,968
Tronox Holdings PLC	157,200	2,727,420
Westlake Corp.	11,400	1,741,920
		80,188,957
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,484	5,208,667
Containers & Packaging - 0.0%
Aptargroup, Inc.	9,800	1,410,122
Greif, Inc. Class A	21,700	1,498,385
		2,908,507
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	165,300	1,776,803
Franco-Nevada Corp.	14,700	1,751,563
Freeport-McMoRan, Inc.	159,051	7,478,578
Ivanhoe Mines Ltd. (b)	149,300	1,781,173
Nucor Corp.	30,000	5,937,000
Teck Resources Ltd. Class B (e)	26,100	1,194,858
		19,919,975
TOTAL MATERIALS		108,226,106
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	2,400	309,384
American Tower Corp.	52,700	10,412,993
COPT Defense Properties (SBI)	45,200	1,092,484
Crown Castle, Inc.	55,400	5,862,982
CubeSmart	69,000	3,120,180
Digital Realty Trust, Inc.	19,300	2,779,972
Equinix, Inc.	15,800	13,040,214
Equity Lifestyle Properties, Inc.	61,800	3,979,920
Essex Property Trust, Inc.	15,800	3,867,998
Extra Space Storage, Inc.	1,511	222,117
Invitation Homes, Inc.	176,300	6,278,043
Mid-America Apartment Communities, Inc.	24,100	3,171,078
Omega Healthcare Investors, Inc.	52,400	1,659,508
Prologis, Inc.	111,200	14,480,464
Public Storage	20,800	6,033,248
Simon Property Group, Inc.	58,200	9,107,718
Sun Communities, Inc.	23,000	2,957,340
Ventas, Inc.	82,600	3,596,404
Welltower, Inc.	78,700	7,353,728
		99,325,775
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.	16,400	316,028
TOTAL REAL ESTATE		99,641,803
UTILITIES - 1.4%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	29,100	2,505,510
Constellation Energy Corp.	46,178	8,536,003
Edison International	114,600	8,105,658
Entergy Corp.	53,100	5,611,608
Evergy, Inc.	31,000	1,654,780
Eversource Energy	96,528	5,769,479
Exelon Corp.	51,400	1,931,098
FirstEnergy Corp.	135,100	5,217,562
NextEra Energy, Inc.	259,904	16,610,465
NRG Energy, Inc.	42,037	2,845,485
PG&E Corp.	623,419	10,448,502
PPL Corp.	185,800	5,115,074
Southern Co.	60,746	4,357,918
Xcel Energy, Inc.	57,200	3,074,500
		81,783,642
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	224,800	4,030,664
Multi-Utilities - 0.2%
NiSource, Inc.	153,800	4,254,108
Sempra	155,196	11,147,729
		15,401,837
TOTAL UTILITIES		101,216,143
TOTAL COMMON STOCKS (Cost $2,494,175,117)		4,534,302,682

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	21,701	5,001,429

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)(d)	36,875	1,102,931

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(c)(d)	17,763	525,074
Series B2(b)(c)(d)	8,188	259,969
		785,043
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(c)(d)	7,264	804,633

TOTAL INDUSTRIALS		1,589,676

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(c)(d)	60,816	749,861

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(c)(d)	65,770	337,400

Software - 0.1%
Algolia, Inc. Series D (b)(c)(d)	28,064	422,644
Bolt Technology OU Series E (b)(c)(d)	6,283	779,992
Databricks, Inc.:
Series G(b)(c)(d)	4,461	366,025
Series H(b)(c)(d)	18,642	1,529,576
Skyryse, Inc. Series B (b)(c)(d)	50,000	1,016,500
Stripe, Inc. Series H (b)(c)(d)	19,876	496,105
		4,610,842
TOTAL INFORMATION TECHNOLOGY		5,698,103

TOTAL CONVERTIBLE PREFERRED STOCKS		13,392,139
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)(d)	68,071	2,036,004

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(d)	87,327	778,084

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(c)(d)	59,838	671,382

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,485,470
TOTAL PREFERRED STOCKS (Cost $17,842,863)		16,877,609

Nonconvertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d) (Cost $1,261,473)	1,261,473	1,263,113

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.31% 5/2/24 to 5/23/24 (g) (Cost $3,289,029)	3,310,000	3,288,911

Fixed-Income Funds - 36.1%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (h) (Cost $2,904,158,857)	28,299,085	2,610,590,636

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	66,555,623	66,568,934
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	4,748,950	4,749,425
TOTAL MONEY MARKET FUNDS (Cost $71,317,851)		71,318,359

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,492,045,190)	7,237,641,310
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,338,464
NET ASSETS - 100.0%	7,239,979,774

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	121	Jun 2024	32,116,425	708,450	708,450

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,305,327 or 0.0% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,507,417 or 0.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,518,551.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $615,777 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967

ABL Space Systems Series B2	10/22/21	556,752

Algolia, Inc. Series D	7/23/21	820,733

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,261,473

Astranis Space Technologies Corp. Series C	3/19/21	1,333,143

Beta Technologies, Inc. Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,302

ByteDance Ltd. Series E1	11/18/20	2,377,869

Cazoo Group Ltd.	3/28/21	455,871

CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130

Circle Internet Financial Ltd. Series E	5/11/21	1,104,800

Circle Internet Financial Ltd. Series F	5/09/22	1,553,913

Databricks, Inc. Series G	2/01/21	263,746

Databricks, Inc. Series H	8/31/21	1,369,891

Epic Games, Inc.	3/29/21	1,603,620

Gupshup, Inc.	6/08/21	1,368,208

Jumo World Holding Ltd.	9/06/23	176,324

Skyryse, Inc. Series B	10/21/21	1,233,999

Space Exploration Technologies Corp. Class A	2/16/21	713,983

Starling Bank Ltd. Series D	6/18/21	1,352,573

Stripe, Inc. Class B	5/18/21	800,682

Stripe, Inc. Series H	3/15/21 - 5/25/23	797,525

Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	90,021,927	210,183,031	233,636,024	933,037	-	-	66,568,934	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,121,334	27,413,596	33,785,505	4,664	-	-	4,749,425	0.0%
Fidelity VIP Investment Grade Central Fund	2,515,286,664	133,498,539	-	26,202,850	-	(38,194,567)	2,610,590,636	87.6%
Total	2,616,429,925	371,095,166	267,421,529	27,140,551	-	(38,194,567)	2,681,908,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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